CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets to the Consolidated Statements of Cash Flows.

	December 31,
	2021	2020	2019
Cash and cash equivalents	$143,964	$29,265	$25,044
Restricted cash included in Other current assets	1,083	270	412
Restricted cash included in Other assets	832	1,147	2,440

Total Cash, Cash Equivalents, and Restricted Cash shown in the Consolidated Statements of Cash Flows	$145,879	$30,682	$27,896

Restricted cash and cash equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets to the Consolidated Statements of Cash Flows.

	December 31,
	2021	2020	2019
Cash and cash equivalents	$143,964	$29,265	$25,044
Restricted cash included in Other current assets	1,083	270	412
Restricted cash included in Other assets	832	1,147	2,440

Total Cash, Cash Equivalents, and Restricted Cash shown in the Consolidated Statements of Cash Flows	$145,879	$30,682	$27,896